Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
ASSETS
Cash and due from financial institutions	$ 2,284	$ 2,002
Fed funds sold	665	14,824
Interest-bearing demand deposits	5,218	8,997
Cash and cash equivalents	8,167	25,823
Securities available-for-sale- at fair value	12,080	10,477
Securities held-to-maturity, at amortized cost-approximate fair value of $259 and $323 at June 30, 2023 and 2022, respectively	274	339
Loans held for sale		152
Loans, net of allowance of $1,634 and $1,529 at June 30, 2023 and 2022, respectively	313,807	274,583
Real estate acquired through foreclosure	70	10
Office premises and equipment - at depreciated cost	4,435	4,563
Federal Home Loan Bank stock - at cost	4,623	6,498
Accrued interest receivable	902	649
Bank-owned life insurance	2,831	2,750
Goodwill	947	947
Prepaid income taxes	144	382
Prepaid expenses and other assets	742	907
Total assets	349,022	328,080
LIABILITIES AND SHAREHOLDERS’ EQUITY
Savings	57,593	75,524
Certificates of deposit	137,315	124,705
Demand deposit accounts	31,401	39,628
Deposits	226,309	239,857
Federal Home Loan Bank advances	70,087	34,066
Advances by borrowers for taxes and insurance	793	766
Accrued interest payable	70	12
Deferred income taxes	513	889
Other liabilities	539	465
Total liabilities	298,311	276,055
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,891	34,892
Retained earnings - restricted	20,130	20,560
Unearned employee stock ownership plan (ESOP), 0 shares and 458 shares at June 30, 2023 and 2022, respectively		(5)
Treasury shares, 509,349 and 441,369 shares at June 30, 2023 and 2022, respectively	(3,969)	(3,508)
Accumulated other comprehensive loss	(427)
Total shareholders’ equity	50,711	52,025
Total liabilities and shareholders’ equity	$ 349,022	$ 328,080